Emerging Growth Fund Summary
(The Fund is closed to most new investors)

Class/Ticker: Administrator Class - WFGDX

Summary Prospectus

October 1, 2015

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated October 1, 2015, and statement of additional information ("SAI") dated October 1, 2015, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.83%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses[3]	1.26%
Fee Waivers	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver[4]	1.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Reflects the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
4.

The Manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$122
3 Years	$394
5 Years	$686
10 Years	$1,517

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of small-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through American Depository Receipts (ADRs) and similar investments.

The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $65 million to $5.71 billion, as of August 31, 2015, and is expected to change frequently. Small-capitalization companies may include both domestic and foreign small-capitalization companies.

We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to consensus expectations are critical factors in determining stock price movements. Thus, our investment process focuses on identifying companies with robust and sustainable growth in revenue and earnings that are underappreciated by the market. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model have sufficient profit potential. We forecast revenue and earnings growth along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of what the market is discounting for growth to form a buy/sell decision about a particular stock. We seek to capitalize on investment opportunities where a sizable gap exists between market consensus and our expectation for a company's growth prospects. We may invest in any sector and, at times, we may emphasize one or more particular sectors. In addition, our investment process is built on a foundation of continuous risk management and a strict sell discipline. We sell a company's securities when we see signs that can cause a company's growth prospects to deteriorate, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation has extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 4th Quarter 2010	+19.56%
Lowest Quarter: 4th Quarter 2008	-23.56%
Year-to-date total return as of 6/30/2015 is +13.54%

Average Annual Total Returns for the periods ended 12/31/2014
	Inception Date of Share Class	1 Year	5 Year	Performance Since 1/31/2007
Administrator Class (before taxes)	1/31/2007	-2.22%	17.07%	8.59%
Administrator Class (after taxes on distributions)	1/31/2007	-4.10%	16.05%	7.95%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	1/31/2007	-0.09%	13.82%	6.90%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		5.60%	16.80%	8.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2007 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Bruce C. Olson, CFA, Portfolio Manager / 2007

References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

The Fund is closed to most new investors. For further information, please see the section entitled "Additional Purchase and Redemption Information" in the SAI.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

Emerging Growth Fund Summary
(The Fund is closed to most new investors)

Class/Ticker: Institutional Class - WEMIX

Summary Prospectus

October 1, 2015

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated October 1, 2015, and statement of additional information ("SAI") dated October 1, 2015, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.83%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses[3]	1.01%
Fee Waivers	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver[4]	0.90%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Reflects the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
4.

The Manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$92
3 Years	$311
5 Years	$547
10 Years	$1,226

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of small-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through American Depository Receipts (ADRs) and similar investments.

The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $65 million to $5.71 billion, as of August 31, 2015, and is expected to change frequently. Small-capitalization companies may include both domestic and foreign small-capitalization companies.

We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to consensus expectations are critical factors in determining stock price movements. Thus, our investment process focuses on identifying companies with robust and sustainable growth in revenue and earnings that are underappreciated by the market. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model have sufficient profit potential. We forecast revenue and earnings growth along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of what the market is discounting for growth to form a buy/sell decision about a particular stock. We seek to capitalize on investment opportunities where a sizable gap exists between market consensus and our expectation for a company's growth prospects. We may invest in any sector and, at times, we may emphasize one or more particular sectors. In addition, our investment process is built on a foundation of continuous risk management and a strict sell discipline. We sell a company's securities when we see signs that can cause a company's growth prospects to deteriorate, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation has extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 2nd Quarter 2009	+19.66%
Lowest Quarter: 1st Quarter 2008	-23.52%
Year-to-date total return as of 6/30/2015 is +13.68%

Average Annual Total Returns for the periods ended 12/31/2014
	Inception Date of Share Class	1 Year	5 Year	Performance Since 1/31/2007
Institutional Class (before taxes)	3/31/2008	-1.90%	17.43%	8.85%
Institutional Class (after taxes on distributions)	3/31/2008	-3.74%	16.42%	8.22%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	3/31/2008	0.07%	14.13%	7.12%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		5.60%	16.80%	8.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2007 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Bruce C. Olson, CFA, Portfolio Manager / 2007

References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

The Fund is closed to most new investors. For further information, please see the section entitled "Additional Purchase and Redemption Information" in the SAI.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

Emerging Growth Fund Summary
(The Fund is closed to most new investors)

Class/Ticker: Class A - WEMAX; Class C - WEMCX

Summary Prospectus

October 1, 2015

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated October 1, 2015, and statement of additional information ("SAI") dated October 1, 2015, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 51 and 53 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.83%	0.83%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses[3]	1.34%	2.09%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[4]	1.34%	2.09%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Reflects the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
4.

The Manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.35% for Class A and 2.10% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$704	$312	$212
3 Years	$975	$655	$655
5 Years	$1,267	$1,124	$1,124
10 Years	$2,095	$2,421	$2,421

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of small-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through American Depository Receipts (ADRs) and similar investments.

The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $65 million to $5.71 billion, as of August 31, 2015, and is expected to change frequently. Small-capitalization companies may include both domestic and foreign small-capitalization companies.

We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to consensus expectations are critical factors in determining stock price movements. Thus, our investment process focuses on identifying companies with robust and sustainable growth in revenue and earnings that are underappreciated by the market. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model have sufficient profit potential. We forecast revenue and earnings growth along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of what the market is discounting for growth to form a buy/sell decision about a particular stock. We seek to capitalize on investment opportunities where a sizable gap exists between market consensus and our expectation for a company's growth prospects. We may invest in any sector and, at times, we may emphasize one or more particular sectors. In addition, our investment process is built on a foundation of continuous risk management and a strict sell discipline. We sell a company's securities when we see signs that can cause a company's growth prospects to deteriorate, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation has extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009	+19.59%
Lowest Quarter: 4th Quarter 2008	-23.62%
Year-to-date total return as of 6/30/2015 is +13.38%

Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Performance Since 1/31/2007
Class A (before taxes)	3/31/2008	-7.93%	15.50%	7.55%
Class A (after taxes on distributions)	3/31/2008	-9.73%	14.48%	6.91%
Class A (after taxes on distributions and the sale of Fund Shares)	3/31/2008	-3.37%	12.49%	6.02%
Class C (before taxes)	3/31/2008	-4.05%	16.02%	7.57%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		5.60%	16.80%	8.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2007 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Bruce C. Olson, CFA, Portfolio Manager / 2007

References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement
Plans: No Minimum

Minimum Additional Investment
 Regular Accounts, IRAs, IRA
Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement
Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

The Fund is closed to most new investors. For further information, please see the section entitled "Additional Purchase and Redemption Information" in the SAI.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

Emerging Growth Fund Summary
(The Fund is closed to most new investors)

Class/Ticker: Investor Class - WFGTX

Summary Prospectus

October 1, 2015

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated October 1, 2015, and statement of additional information ("SAI") dated October 1, 2015, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	0.83%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.62%
Total Annual Fund Operating Expenses[2]	1.45%
Fee Waivers	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.40%
1.	Reflects the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
2.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
3.

The Manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$143
3 Years	$454
5 Years	$787
10 Years	$1,731

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity securities of small-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through American Depository Receipts (ADRs) and similar investments.

The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $65 million to $5.71 billion, as of August 31, 2015, and is expected to change frequently. Small-capitalization companies may include both domestic and foreign small-capitalization companies.

We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to consensus expectations are critical factors in determining stock price movements. Thus, our investment process focuses on identifying companies with robust and sustainable growth in revenue and earnings that are underappreciated by the market. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model have sufficient profit potential. We forecast revenue and earnings growth along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of what the market is discounting for growth to form a buy/sell decision about a particular stock. We seek to capitalize on investment opportunities where a sizable gap exists between market consensus and our expectation for a company's growth prospects. We may invest in any sector and, at times, we may emphasize one or more particular sectors. In addition, our investment process is built on a foundation of continuous risk management and a strict sell discipline. We sell a company's securities when we see signs that can cause a company's growth prospects to deteriorate, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation has extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 4th Quarter 2010	+19.54%
Lowest Quarter: 1st Quarter 2008	-23.58%
Year-to-date total return as of 6/30/2015 is +13.40%

Average Annual Total Returns for the periods ended 12/31/2014
	Inception Date of Share Class	1 Year	5 Year	Performance Since 1/31/2007
Investor Class (before taxes)	1/31/2007	-2.39%	16.81%	8.33%
Investor Class (after taxes on distributions)	1/31/2007	-4.31%	15.77%	7.68%
Investor Class (after taxes on distributions and the sale of Fund Shares)	1/31/2007	-0.16%	13.60%	6.68%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		5.60%	16.80%	8.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2007 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Bruce C. Olson, CFA, Portfolio Manager / 2007

References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
 Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

The Fund is closed to most new investors. For further information, please see the section entitled "Additional Purchase and Redemption Information" in the SAI.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE INVESTOR CLASS SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
OF
WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
WELLS FARGO ADVANTAGE INCOME FUNDS
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS
WELLS FARGO ADVANTAGE SPECIALTY FUNDS
(Each, a “Fund” and together, the “Funds”)

At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the conversion of each Fund’s Investor Class shares into Class A shares.  Accordingly, effective on or about the close of business on October 23, 2015 (the “Conversion Date”), all Investor Class shares of each Fund will automatically convert to Class A shares of the same Fund. The automatic conversion of each Fund’s Investor Class shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by such converting shareholders.

Investor Class shareholders whose shares are converted to Class A shares will be able to buy Class A shares at NAV, provided such shareholders hold their shares directly with the Funds at the time of conversion, or hold their shares in a qualifying self-directed brokerage account program, or move their shares from an intermediary account to either a direct-to-fund account within 90 days of the Conversion Date or a qualifying self-directed brokerage account program.